Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

26.    SUBSEQUENT EVENTS

On January 26, 2022, the Company entered into and closed a private placement pursuant to a securities purchase agreement (the “Securities Purchase Agreement”) with JAK Opportunities LLC (the “Purchaser”) for the offering of a $3,000,000 principal amount 8% senior convertible debenture (the “Debenture”), a warrant (the “Series A Warrant”) to purchase 3,750,000 ordinary shares (187,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022) (the “Ordinary Shares”) of the Company, at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), a warrant (the “Series B Warrant”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $1.00 per ordinary share ($20 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022), and a warrant (the “Series C Warrant”, together with the Series A Warrant and the Series B Warrant, the “Warrants”) to purchase 18,750,000 Ordinary Shares (937,500 of ordinary shares retrospectively restated for effect of share consolidation on April 21, 2022), at an exercise price of $4.05 per Ordinary Share ($81 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022). The net proceeds to the Company from the offering were approximately $2.6 million. The Company intends to use the proceeds from the issuance of the Debenture and the Warrants for working capital purposes. On March 1, 2022, the Company and the Purchaser entered amendment agreements to the Securities Purchase Agreement, Debenture, and Warrants to set a floor price of $0.30 per Ordinary Share ($6 per Ordinary Share retrospectively restated for effect of share consolidation on April 21, 2022) for the conversion price of the Debenture and exercise price of the Warrants. The Company has evaluated the accounting impact on private placement and determined that debenture and warrants are separately freestanding financial instrument and the warrant was classified as liability, while the fair value of warrant liability is still in the evaluation process.

On April 21, 2022, at an extraordinary general meeting, the shareholders of the Company approved a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 (the “Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company should be US$50,000.00 divided into 25,000,000 ordinary shares of par value of US$0.002 each, comprising (a) 20,000,000 Class A ordinary shares of par value of US$0.002 each and (b) 5,000,000 Class B ordinary shares of par value of US$0.002 each, and there were 4,369,506 ordinary shares outstanding. Other than the subsequent event described above, the Company did not identify any subsequent events that would have required adjustment or disclosure on the combined and consolidated financial statements.

The Company has evaluated subsequent events through the issuance of the combined and consolidated financial statements and no other subsequent event is identified that would have required adjustment or disclosure in the consolidated financial statements.